Preferred Stock Warrants - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2018	Oct. 31, 2016
Class of Warrant or Right [Line Items]
Fair value of warrants			$ 1,395	$ 16	$ 26	$ 278
Series A
Class of Warrant or Right [Line Items]
Number outstanding (in shares)									59,440
Exercise price (in dollars per share)	$ 1.36		$ 1.36		$ 1.36				$ 1.36
Preferred stock warrant liabilities									$ 100
Fair value of warrants	$ 0	$ 0	$ 300	0	$ 0	100
Series B
Class of Warrant or Right [Line Items]
Number outstanding (in shares)								57,696
Exercise price (in dollars per share)	$ 2.40		$ 2.40		$ 2.40			$ 2.40
Preferred stock warrant liabilities								$ 100
Fair value of warrants	$ 0	0	$ 200	0	$ 0	$ 100
Series C
Class of Warrant or Right [Line Items]
Number outstanding (in shares)						218,417	238,274
Exercise price (in dollars per share)	$ 5.04		$ 5.04		$ 5.04		$ 5.04
Preferred stock warrant liabilities							$ 200
Fair value of warrants	$ 100	0	$ 800	0	$ 0	$ 400
Series C | Maximum
Class of Warrant or Right [Line Items]
Term of warrants							7 years
Series C | Minimum
Class of Warrant or Right [Line Items]
Term of warrants							5 years
Series D
Class of Warrant or Right [Line Items]
Number outstanding (in shares)						71,456
Exercise price (in dollars per share)	$ 10.50		$ 10.50		$ 10.50	$ 10.50
Preferred stock warrant liabilities						$ 100
Fair value of warrants	$ 0	$ 0	$ 100	$ 100	$ 0
Series D | Maximum
Class of Warrant or Right [Line Items]
Term of warrants						7 years
Series D | Minimum
Class of Warrant or Right [Line Items]
Term of warrants						5 years